Business Acquisitions and Disposal (Details) - Schedule of considered a business acquisition $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of considered a business acquisition [Abstract]
Net liabilities acquired	$ (2,265)
Amortizable intangible assets
Developed Technology	4,492
Goodwill	12,208
Deferred tax liabilities	(1,143)
Noncontrolling interests	(6,513)
Total	6,779
Total purchase price consisted of:
- cash consideration (paid in fiscal 2021)	3,250
- share-based consideration (219,296 of the Group’s ordinary shares)	1,860
- contingent considerations	1,669
Total	$ 6,779